Employee Benefit Plans and Similar Obligations - Summary of Share Based Compensation Plan (Plan 2018-2021) (Detail) - Plan 2018-21 [member] $ in Millions	12 Months Ended
	Dec. 31, 2019 ARS ($)	Dec. 31, 2019 $ / shares	Dec. 31, 2018 ARS ($)	Dec. 31, 2018 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount at the beginning of the fiscal year	761,512
- Granted			761,512
Settled	(246,987)
- Expired	(6,067)
Amount at end of fiscal year	508,458		761,512
Expense recognized during the fiscal year | $	$ 212		$ 100
Fair value of shares on grant date (in U.S. dollars) | $ / shares		$ 13.60		$ 13.60